Law Offices of

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, Pennsylvania 19103-7098

(215) 564-8000

January 22, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Dimensional Investment Group Inc.

File No. 333-163932

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 (the “Registration Statement”) of Dimensional Investment Group Inc. (the “Registrant”), which initially was filed on December 22, 2009. The Amendment is being filed to revise the Registration Statement to respond to comments received from the staff of the U.S. Securities and Exchange Commission (the “Commission”) and to incorporate by reference the Annual Report to Shareholders of the U.S. Large Company Institutional Index Portfolio (the “Acquiring Fund”), a series of the Registrant, which was filed via EDGAR on January 8, 2010 (Accession No. 0001193125-10-003405), and the Annual Report to Shareholders of the U.S. Large Company Portfolio (the “Target Fund”), a series of DFA Investment Dimensions Group Inc., which was filed via EDGAR on January 8, 2010 (Accession No. 0001193125-10-003480).

The following documents have been filed with the Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) the Prospectus of the Acquiring Fund, dated February 28, 2009, as supplemented to date; (ii) the Statement of Additional Information of the Acquiring Fund, dated February 28, 2009, as supplemented to date; (iii) the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2009; (iv) and the Annual Report to Shareholders of the Target Fund for the fiscal year ended October 31, 2009.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on February 22, 2010.

No filing fee is due because the Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

If you have any questions or comments regarding the Registration Statement, please call me at (215) 564-8027 or, in my absence, Cory O. Hippler, at (215) 564-8089.

Very truly yours,

/s/ Mark A. Sheehan Mark A. Sheehan